Inventory (Details) - Schedule of Inventory - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory [Abstract]
Raw Materials	$ 76,322
Packaging	22,787	34,632	2,907
Finished goods	157,148	370,335	103,496
Total	$ 256,257	$ 404,970	$ 106,403